Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities

Other liabilities consist of the following:

	September 30, 2017	September 24, 2016
Customer prepayments and deposits	$4,346	$3,115
Foreign exchange contract liabilities	74	—
Total other liabilities, current	4,420	3,115
Other payables, net of current portion	2,079	3,454
Asset retirement obligations	866	921
Foreign exchange contract liabilities	—	12
Pension liability	3,423	7,975
Total other liabilities, long-term	6,368	12,362
	$10,788	$15,477